HEDGE ACCOUNTING - Interest rate swaps and cross currency swaps (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives		$ 54,019		$ 48,662
Other Accounts Receivable [Member] | Banco de Bogota S.A. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 320,195		$ 309,788
Notional amount contracts forward U.S. dollars	320,195,000		309,788,000
% hedged	1.00%	1.00%	1.00%	1.00%
Hedging derivatives		$ 1,411,786		$ 1,184,025
# of contracts		1		1
Other Accounts Receivable [Member] | Corficolombiana | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 5,373,000		$ 7,610,000
Notional amount contracts forward U.S. dollars	5,373,000		7,610,000
% hedged	1.00%	1.00%	1.00%	1.00%
# of contracts		11		17
Financial obligations [member] | Banco de Bogota S.A. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	$ 896,761,000		$ 1,097,038,000
Notional amount contracts forward U.S. dollars	897,700,000		1,098,950,000
% hedged	1.00%	1.00%	1.00%	1.00%
Hedging derivatives		$ 3,884,510		$ 4,152,626
# of contracts		49		74